10-K Income taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits resulting from acquisitions	$ 1.8	$ 13.1
Unrecognized tax benefits that would impact effective tax rate	586.0	419.2
Accrued interest and penalties for uncertain tax positions	25.4	16.1
Accrued interest and penalties, uncertain tax position, noncurrent	69.8	19.2
Accrued interest and penalties, uncertain tax position, current		$ 4.9
Federal and State Tax Authority
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards subject to expiration	645.0
Tax loss carryforwards not subject to expiration	681.5
Foreign tax effects
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards subject to expiration	27.2
Tax loss carryforwards not subject to expiration	$ 93.1